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November 22, 2004	WASHINGTON, D.C.
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Securities and Exchange Commission	SYDNEY
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Re:	Wright Express Corporation
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Wright Express Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed initial public offering of common stock, par value $0.01, of the Company (the “IPO”).

The Company is currently a wholly owned subsidiary of Cendant Corporation, which intends to sell 100% of its ownership interest in the Company in the IPO. The transaction structure of the IPO and related transactions is similar, in many significant respects, to the structure of the initial public offering of Jackson Hewitt Tax Service Inc. completed in June 2004. The Company has carefully considered comments made by the Staff in the context of the Jackson Hewitt offering and, to the extent applicable, has endeavored to incorporate those comments into the Registration Statement.

Pursuant to Rule 13(c) under Regulation S-T and Rule 3a of the Rules Relating to Informal and Other Procedures, payment of the $126,700 filing fee for the Registration Statement was made by the Company on November 22, 2004 by wire transfer to the U.S. Treasury designated lockbox in Pittsburgh, Pennsylvania.

Please call Gregory A. Fernicola at (212) 735-2918 or the undersigned at (212) 735-2103 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/    Nanda Monteiro

Nanda Monteiro